Reconciliation of the differences between basic and diluted earnings per share	12 Months Ended
Mar. 31, 2015
Reconciliation of the differences between basic and diluted earnings per share
Reconciliation of the differences between basic and diluted earnings per share

17. Reconciliation of the differences between basic and diluted earnings per share:

The tables below set forth a reconciliation of the differences between basic and diluted net income attributable to Nidec Corporation per share for the years ended March 31, 2013, 2014 and 2015.

		Thousands of
	Yen in millions	shares	Yen
	Net income attributable to Nidec Corporation	Weighted- average shares	Net income attributable to Nidec Corporation per share
For the year ended March 31, 2013:
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥7,986	269,429	¥29.64

Effect of dilutive securities:
Zero coupon convertible bonds	(61)	18,821
Diluted net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥7,925	288,250	¥27.49

For the year ended March 31, 2014:
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥56,272	272,078	¥206.82

Effect of dilutive securities:
Zero coupon convertible bonds	(64)	18,400
Diluted net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥56,208	290,478	¥193.50

	Yen in millions	Thousands of shares	Yen
	Net income attributable to Nidec Corporation	Weighted- average shares	Net income attributable to Nidec Corporation per share
For the year ended March 31, 2015:
Basic net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥76,216	279,873	¥272.32

Effect of dilutive securities:
Zero coupon convertible bonds	(57)	16,782
Diluted net income attributable to Nidec Corporation per share:
Net income attributable to Nidec Corporation	¥76,159	296,655	¥256.73

NIDEC implemented a two-for-one stock split on our common stock effective April 1, 2014. Therefore, the earnings per share have been accordingly adjusted to reflect the effect of the stock split.